Consolidated Balance Sheets (FY) (Parenthetical) - $ / shares	Jun. 30, 2021	Feb. 01, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred stock (in usd per share)	$ 0.001			$ 0.001	$ 0.001
Preferred stock, shares authorized (in shares)	50,000,000			50,000,000	50,000,000
Preferred stock, shares issued (in shares)	0			0	0
Preferred stock, shares outstanding (in shares)	0			0	0
Class C
Common stock (in usd per share)	$ 0.001	$ 0.001	$ 0.003	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	300,000,000			300,000,000	300,000,000
Common stock, shares issued (in shares)	7,490,414			7,874,541	7,882,489
Common stock, shares outstanding (in shares)	7,490,414			7,874,541	7,882,489
Class S
Common stock (in usd per share)	$ 0.001	$ 0.001	$ 0.003	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000			100,000,000	100,000,000
Common stock, shares issued (in shares)	63,331			62,860	62,202
Common stock, shares outstanding (in shares)	63,331			62,860	62,202